Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Aug. 13, 2020 USD ($) $ / shares
Subsequent Events
Cash distributions paid in the period per unit | $ / shares	$ 0.52
Series A Preferred Unit [Member]
Subsequent Events
Cash distributions | $	$ 1.8
Cash distribution paid date	Aug. 13, 2020